Revenue	6 Months Ended
Jun. 30, 2025
Customers’ Refundable Fees [Abstract]
Revenue
18.	Revenue

Revenue consists of the following:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Base commission from transactions	132,065	195,379
Innovation initiatives and other value-added services	7,904	8,015
	139,969	203,394

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.

Innovation initiatives and other value-added services primarily consist of parking space transaction services, income from software as a service (“SaaS”) platform participants and revenue from other value-added services rendered to the Registered Agents and market participants.